Expenses by category	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Expenses by category

25.	Expenses by category

The following table summarizes the Company’s expenses by category for the year ended December 31, 2025, and 2024.

a)	Cost of goods sold

	12/31/2025	12/31/2024
Direct Industrial processing and mine cost	(55,428)	(75,026)
Transportation	(17,756)	(16,923)
Royalties (1)	(3,692)	(5,313)
Other (2)	(6,430)	(8,775)
Depletion / Depreciation	(8,284)	(13,681)
Total cost of goods sold	(91,590)	(119,718)
(1)	Applicable Royalties:
i.)	2.0% ‘Compensação Financeira pela Exploração de Recursos Minerais’ (CFEM), a royalty on mineral production levied by the Brazilian government, payable on the price of minerals extracted from the Lithium Properties.
ii.)	A royalty (currently held by LRC LP I, an unrelated party) of 1% of Net Revenues from sales of minerals extracted from the Lithium Properties.
iii.)	Brazilian law requires paying landowner’s royalties equal to 50% of the Financial Compensation for the Exploration of Mineral Resources (CFEM).
(2)	Starting in 2025, the Company began allocating stock-based compensation for certain operational personnel directly to operating costs, totaling $174, in alignment with revised internal cost attribution practices.

b)	Sales, general and administrative expenses

	12/31/2025	12/31/2024
Salaries and benefits	(9,496)	(9,701)
Legal	(4,270)	(3,023)
Public company expenses	(2,813)	(4,093)
Other	(1,507)	(4,317)
Depletion / Depreciation	(96)	(80)
Total sales, general and administrative expenses	(18,182)	(21,214)